Plant, Equipment, and Mine Development, Net (Tables)	3 Months Ended
Mar. 31, 2020
Plant, Equipment, and Mine Development, Net
Schedule of components of plant, equipment, and mine development, net

The following table provides the components of plant, equipment, and mine development, net (in thousands):

	Depreciation Life	March 31,	December 31,
	of Method	2020	2019
Process equipment	5 - 13 years	$15,144	$14,770
Leach pads	Units-of-production	11,190	11,190
Buildings and leasehold improvements	10 years	10,507	10,507
Restart leach pads	18 months	6,241	6,229
Mine equipment	5 - 7 years	4,847	4,716
Vehicles	3 - 5 years	184	136
Furniture and office equipment	7 years	264	129
Mine development	Units-of-production	476	119
Construction in progress and other		22,062	20,619
		$70,915	$68,415
Less: accumulated depreciation and amortization		(19,342)	(17,208)
Total		$51,573	$51,207